Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 18, 2015	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility					$ 98,201	$ 70,392
Investment in affiliates		$ 11,400			11,400			$ 11,400
Cash consideration					5,563	0
Equity method investment income/ (loss)		889	$ 4,229		$ 1,734	(59)
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage										47.50%
Voting interest					50.00%
Number of vessels acquired									10
Estimated maximum potential loss		31,284			$ 31,284			27,409
Investment in affiliates		4,750			4,750			4,750		$ 4,750
Equity method investment income/ (loss)		297	262		583	514
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion		18,598			18,598			16,014
Interest Receivable		7,936			$ 7,936			6,645
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage										47.50%
Voting interest					50.00%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage										5.00%
Voting interest					0.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity									$ 24,100
Increase in availability under the Navios Revolving Loans								30,000
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion									$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Number of vessels acquired							14
Estimated maximum potential loss		49,290			$ 49,290			45,115
Investment in affiliates		6,650			6,650			6,650
Loan portion		27,595			27,595			26,445
Cash consideration							$ 145,550
Equity method investment income/ (loss)		592	$ 495		1,151	$ 963
Interest Receivable		15,045			15,045			12,020
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion		20,662			20,662			$ 20,662
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount							182,150
Debt instrument fair value							99,147
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility							131,550
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	5.00%
Voting interest	0.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		$ 57,500			$ 57,500		43,500
Increase in availability under the Navios Revolving Loans				$ 14,000
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion							$ 14,000